Annual Total Returns (Vanguard International Growth Fund - Admiral Shares Participant:) (Vanguard International Growth Fund, Vanguard International Growth Fund - Admiral Shares)	12 Months Ended
Aug. 31, 2013
Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Annual Total Return
2012	20.18%
2011	(13.58%)
2010	15.81%
2009	41.88%
2008	(44.83%)
2007	16.25%
2006	26.17%
2005	15.21%
2004	19.16%
2003	34.66%